TRADE RECEIVABLES, CONTRACT ASSETS, OTHER RECEIVABLES, DEPOSITS AND PREPAYMENT (Tables)	12 Months Ended
Mar. 31, 2026
Trade Receivables Contract Assets Other Receivables Deposits And Prepayment
SCHEDULE OF TRADE RECEIVABLES
	At	At
	March 31, 2026	March 31, 2025
	USD	USD
Trade receivables	3,398,783	1,394,545
Less: loss allowance	(1,361,629)	-
Total	2,037,154	1,394,545

SCHEDULE OF ANALYSIS OF TRADE RECEIVABLES

An aging analysis of the trade receivables at the end of the reporting period, based on the invoice date and net of loss provision, is as follows:

	At	At
	March 31, 2026	March 31, 2025
	USD	USD
Less than 1 month	643,813	1,219,953
Between 1 month and 3 months	312,198	158,350
Over 3 months	1,081,143	16,242
	2,037,154	1,394,545

SCHEDULE OF LOSS ALLOWANCE FOR IMPAIRMENT OF TRADE RECEIVABLES

The movements in the loss allowance for impairment of trade receivables, measured at an amount equal to lifetime ECL, are as follows:

	At	At
	March 31, 2026	March 31, 2025
	USD	USD
At the beginning of the year	-	4,632
Acquired from acquisitions	451,449	-
Provision for the year	910,180	-
Written off for the year	-	(1,788)
Reversal for the year	-	(2,844)
At the end of the year	1,361,629	-

SCHEDULE OF CONTRACT ASSETS
	At	At
	March 31, 2026	March 31, 2025
	USD	USD
Subscription revenue	46,160	750
Data service revenue	107,924	-
	154,084	750

SCHEDULE OF PREPAYMENT, DEPOSITS AND OTHER RECEIVABLES

		At	At
	Notes	March 31, 2026	March 31, 2025
		USD	USD
Current:
Deposits	(a)	324,846	63,914
Prepayments	(b)	809,704	351,791
Deferred fund-raising costs	(c)	-	650,000
Other receivables		49,183	486
		1,183,733	1,066,191
Non-current:
Deposit	(a)	-	45,463

(a)

Current deposits mainly comprised of deposits for lease of office spaces in different countries and deposit for investor relation services. Prior year current deposit also included amounts paid to an employment agency in Germany.

Prior year non-current deposit of $45,463 represents a deposit for a long-term lease of office space in Monaco.

(b)

The increase in prepayments as of March 31, 2026 primarily relates to the advance payment of the Directors and Officers (D&O) liability insurance premium, covering period from January 2025 to December 2026.

(c)

As of March 31, 2025, deferred fund-raising costs comprised payments of $400,000 under the Nomas MOU and $250,000 under the Al Noor MOU. This balance increased during the year by $150,000 due to an additional payment made under the Al Noor MOU in June 2025. Following an evaluation of the fundraising activities performed, management determined to expense the entire balance to profit or loss during the year.

SCHEDULE OF RELATED PARTY
	At	At
	March 31, 2026	March 31, 2025
	USD	USD
Advance to Resulticks Global Companies Pte. Ltd, gross	6,601,370	-
Less: loss allowance	(279,112)	-
	6,322,258	-